Tax credit and other receivables/Other payables	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Tax credit and other receivables/Other payables

24. TAX CREDIT AND OTHER RECEIVABLES/OTHER PAYABLES

A. Tax credit and other receivables/Other payables

(In thousand Euros)	December 31, 2023	December 31, 2022
VAT receivable	3,800	10,091
Government grants receivable	3,200	4,049
Income tax credit receivable (short term)	1,258	706
Income tax credit receivable (long term)	6,056	6,629
Other tax receivable	171	—
Tax credit and other receivables	14,485	21,475

(In thousand Euros)	December 31, 2023	December 31, 2022
VAT payable	2,741	2,585
Current income tax liability	—	1,186
Social Security payable	1,372	1,328
Personal Income Tax payable	2,096	1,906
Deferred tax liabilities	9,347	1,388
Deferred tax liabilities and other payables	15,556	8,393

B. Amounts recognized in profit or loss

	Year ended December 31,
(In thousand Euros)	2023	2022	2021
Loss before Tax / Profit	(112,774)	(67,726)	(225,584)
Tax income (at 25%)	28,150	16,932	56,396
Unrecognized deferred tax assets on tax losses and temporary differences	(28,150)	(16,932)	(56,396)
R&D tax credits	(685)	(5,468)	(1,666)
Amortization of intangible assets identified	—	—	(10)
Tax expense/(credit)	(18)	542	(131)
Income tax credit	(703)	(4,926)	(1,807)

As Wallbox N.V. is a Spanish tax resident, is the corporate tax rate of Spain used, which is a nominal tax rate of 25%.

Deductible temporary differences for which no deferred tax assets have been recognized totaled Euros 5,106 thousand at December 31, 2023. At December 31, 2022 deductible temporary differences for which no deferred tax asset were recognized in the statement of financial position amounted to Euros 37,584 thousand.

The amount of Euros 5,106 thousand (Euros 37,584 thousand at 2022) was related to deductible temporary differences primarily associated with the share-based payment plan provision, obsolescence provision and part of the financial expenses, and for the year 2023 we have also considered the impact of the Amendments to IAS 12 (Note 4).

.

At December 31, details of unrecognized tax losses to be offset in the future are as follows the tax losses:

(In thousand Euros)	December 31, 2023	December 31, 2022
2015	47	47
2016	439	439
2017	56	56
2018	1,579	1,579
2019	3,318	3,318
2020	9,025	9,025
2021	122,456	122,456
2022	3,167	3,167
2023	42,480	—
Total	182,567	140,087

The tax losses detailed above correspond to the Spanish tax consolidated headed by Wallbox NV. There is no time limit to apply this tax losses. Additionally, the unrecognized tax losses of Wallbox USA Inc amount to Euros 54,533 thousand as of December 31, 2023.

Tax losses may be offset indefinitely in the future. The existence of unused tax losses, as well as the lack of track record of generating tax profits, evidences that future taxable profit may not be available to the Group, at least for the near and medium term, as the Company is early stage. Having considered all evidence available and the current investment phase, management determined that there was insufficient positive evidence to support the fact that it is probable that future taxable profits will be available against which to offset the tax losses. Accordingly, no deferred tax asset is recognized in the financial statements.